Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Schedule of Earnings Per Share

Details of the calculation of basic earnings per share are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Profit for the year attributable to shareholders of the Parent (thousands of Euros)	625,146	596,642	662,700
Weighted average number of ordinary shares outstanding	685,115,836	684,709,377	684,197,276

Basic earnings per share (Euros per share)	0.91	0.87	0.97

The weighted average of the ordinary shares outstanding (basic) is as follows:

	Number of shares
	31/12/2019	31/12/2018	31/12/2017
Issued shares outstanding at 1 January	684,794,839	684,346,294	683,854,491
Effect of shares issued	—	—	—
Effect of treasury stock	320,997	363,083	342,785

Average weighted number of ordinary shares outstanding (basic) at 31 December	685,115,836	684,709,377	684,197,276

Diluted earnings per share are calculated by dividing profit for the year attributable to shareholders of the Parent by the weighted average number of ordinary shares in circulation considering the diluting effects of potential ordinary shares.

The RSU Plan granted by the Group and payable in shares, assumes the existence of dilutive potential shares. Diluted earnings per share have been calculated as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Profit for the year attributable to shareholders of the Parent (thousands of Euros)	625,146	596,642	662,700
Weighted average number of ordinary shares outstanding (diluted)	684,719,195	684,686,164	684,243,891
Diluted earnings per share (Euros per share)	0.91	0.87	0.97

The weighted average number of ordinary shares outstanding diluted has been calculated as follows:

	Number of shares
	31/12/2019	31/12/2018	31/12/2017
Issued shares outstanding at 1 January	684,794,839	684,346,294	683,854,491
Effect of RSU shares	(396,641)	(23,213)	46,615
Effect of shares issued	—	—	—
Effect of treasury stock	320,997	363,083	342,785

Average weighted number of ordinary shares outstanding (diluted) at 31 December	684,719,195	684,686,164	684,243,891